Portfolio of Investments (unaudited)
As of June 30, 2025
abrdn Life Sciences Investors

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—7.9%
Biotechnology—4.7%
Abcuro, Inc. Series B	232,252	$ 1,274,994
Abcuro, Inc. Series C1	51,403	310,407
Arbor Biotechnologies, Inc. Series B, 8.00%	38,624	640,000
Arbor Biotechnologies, Inc. Series C, 8.00%	389,294	1,599,998
Arkuda Therapeutics, Inc. Series A, 6.00%	1,008,829	397,479
Arkuda Therapeutics, Inc. Series B, 6.00%	447,566	156,961
Atalanta Therapeutics Series B	777,778	1,400,001
Aviceda Therapeutics Series C	38,906	224,091
Flamingo Therapeutics, Inc. Series A3	107,120	49,438
Glycomine, Inc. Series C, 8.00%	2,655,105	1,593,063
Hotspot Therapeutics, Inc. Series B, 6.00%	1,291,668	3,100,003
Hotspot Therapeutics, Inc. Series C, 6.00%	284,119	920,801
Incendia Therapeutics, Inc. Series A	832,650	1,599,995
Priothera Co. Ltd. Series A, 6.00%	152,534	18
Quell Therapeutics Ltd. Series B	846,561	1,760,000
Recode Therapeutics, Inc. Series B, 5.00%	155,959	1,440,001
Seismic Therapeutics, Inc. Series B	282,340	1,274,991
Third Arc Bio, Inc. Series A, 8.00%	807,908	1,700,000
		19,442,241
Health Care Equipment & Supplies—0.0%
IO Light Holdinigs, Inc. Series A2	421,634	42
Pharmaceuticals—3.2%
Biotheryx, Inc. Series E, 8.00%	609,524	261,790
Curasen Therapeutics, Inc. Series A	9,049,182	4,339,083
Curasen Therapeutics, Inc. Series B	1,379,821	661,624
Endeavor Biomedicines, Inc. Series B, 8.00%	296,855	1,936,860
Endeavor Biomedicines, Inc. Series C, 8.00%	54,815	357,646
Engrail Therapeutics, Inc. Series B, 8.00%	2,124,646	2,250,000
HiberCell, Inc. Series B	1,305,163	525,067
HiberCell, Inc. Series C	719,652	333,631
Nuvig Therapeutics, Inc. Series B	739,010	775,000
Qlaris Bio, Inc. Series B	1,974,522	1,550,000
		12,990,701
Total Convertible Preferred Stocks		32,432,984
Convertible Notes(a),(b),(c)—0.3%
Biotechnology—0.3%
Hotspot Therapeutics, Inc., 6.00%, 04/10/26	$323,870	323,870
Incendia Therapeutics, Inc., 8.00%, 04/18/26	738,460	738,460
		1,062,330
Pharmaceuticals—0.0%
HiberCell, Inc., 10.00%, 12/31/25	206,589	206,589
Total Convertible Notes		1,268,919
Common Stocks—87.8%
Biotechnology—74.7%
Akero Therapeutics, Inc.(b),(d)	149,568	7,980,948
Alkermes PLC(b),(d)	73,829	2,112,248
Allogene Therapeutics, Inc.(b)	867,250	979,993
Alnylam Pharmaceuticals, Inc.(b),(d)	51,005	16,632,220
Amgen, Inc.	65,078	18,170,428
Arbutus Biopharma Corp.(b)	982,527	3,036,008
Arcutis Biotherapeutics, Inc.(b)	218,107	3,057,860
Ardelyx, Inc.(b)	553,462	2,169,571
Argenx SE, ADR(b),(d)	19,506	10,752,097
Arrowhead Pharmaceuticals, Inc.(b),(d)	306,335	4,840,093
	Shares or Principal Amount	Value

ARS Pharmaceuticals, Inc.(b)	248,272	$ 4,332,346
Ascendis Pharma AS, ADR(b),(d)	44,707	7,716,428
Avidity Biosciences, Inc.(b)	138,274	3,926,982
BioMarin Pharmaceutical, Inc.(b)	231,122	12,704,776
BioNTech SE, ADR(b),(d)	101,845	10,843,437
Caribou Biosciences, Inc.(b)	897,579	1,130,950
Caris Life Sciences, Inc.(b)	23,568	629,737
Centessa Pharmaceuticals PLC, ADR(b)	119,389	1,568,771
Chinook Therapeutics, Inc. CVR(a),(b),(c)	59,063	18,900
Cidara Therapeutics, Inc.(b)	80,014	3,897,482
Corbus Pharmaceuticals Holdings, Inc.(b)	72,226	498,359
Crinetics Pharmaceuticals, Inc.(b)	112,408	3,232,854
Cytokinetics, Inc.(b),(d)	182,038	6,014,536
Denali Therapeutics, Inc.(b)	381,183	5,332,750
Disc Medicine, Inc.(b)	32,061	1,697,951
Dyne Therapeutics, Inc.(b)	483,963	4,607,328
Galera Therapeutics, Inc.(b)	55,576	1,512
Geron Corp.(b)	2,357,843	3,324,559
Gilead Sciences, Inc.	109,611	12,152,572
GRAIL, Inc.(b)	66,331	3,410,740
Halozyme Therapeutics, Inc.(b)	31,197	1,622,868
Ideaya Biosciences, Inc.(b)	154,726	3,252,341
Immatics NV(b)	309,867	1,667,084
Immunic, Inc.(b)	3,028,916	2,112,669
Immunovant, Inc.(b)	288,095	4,609,520
Insmed, Inc.(b)	125,361	12,616,331
Ionis Pharmaceuticals, Inc.(b)	128,658	5,083,278
Iovance Biotherapeutics, Inc.(b)	516,289	888,017
Janux Therapeutics, Inc.(b)	90,081	2,080,871
Korro Bio, Inc.(b)	84,428	1,054,506
Krystal Biotech, Inc.(b)	24,098	3,312,511
Mereo Biopharma Group PLC, ADR(b)	1,347,068	3,650,554
Merus NV(b)	42,295	2,224,717
Mural Oncology PLC(b)	14,952	36,931
Neurocrine Biosciences, Inc.(b),(d)	33,690	4,234,496
Newamsterdam Pharma Co. NV(b)	138,065	2,500,357
Nuvalent, Inc., Class A(b)	33,821	2,580,542
Oruka Therapeutics, Inc.	78,380	878,640
Praxis Precision Medicines, Inc.(b)	63,529	2,671,394
Pyxis Oncology, Inc.(b)	286,408	315,049
Rallybio Corp.(b)	245,570	83,003
Regeneron Pharmaceuticals, Inc.	37,704	19,794,600
Rhythm Pharmaceuticals, Inc.(b)	24,225	1,530,778
Sarepta Therapeutics, Inc.(b),(d)	237,437	4,060,173
Sionna Therapeutics, Inc.(b)	289,277	5,018,956
Summit Therapeutics, Inc.(b)	393,856	8,381,256
Syndax Pharmaceuticals, Inc.(b)	303,426	2,841,585
Tenaya Therapeutics, Inc.(b)	600,700	367,148
Travere Therapeutics, Inc.(b)	275,183	4,072,708
TScan Therapeutics, Inc.(b)	393,440	570,488
Twist Bioscience Corp.(b)	52,729	1,939,900
Ultragenyx Pharmaceutical, Inc.(b)	176,762	6,427,066
uniQure NV(b)	654,740	9,127,076
Vaxcyte, Inc.(b)	136,112	4,425,001
Vericel Corp.(b)	19,295	821,002
Vertex Pharmaceuticals, Inc.(b)	29,039	12,928,163
Vir Biotechnology, Inc.(b)	311,836	1,571,653

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2025
abrdn Life Sciences Investors

	Shares or Principal Amount	Value
Common Stocks (continued)
Biotechnology (continued)
Xencor, Inc.(b)	258,080	$ 2,028,509
Xenon Pharmaceuticals, Inc.(b)	193,530	6,057,489
		306,213,666
Health Care Equipment & Supplies—0.0%
Willow Laboratories, Inc.(a),(b),(c)	130,000	13
Health Care Providers & Services(b)—1.3%
GeneDx Holdings Corp.	24,508	2,262,334
Guardant Health, Inc.	58,686	3,054,019
		5,316,353
Life Sciences Tools & Services(b)—7.0%
Adaptive Biotechnologies Corp.(d)	381,629	4,445,978
Codexis, Inc.	1,672,675	4,081,327
Illumina, Inc.	72,264	6,894,708
Personalis, Inc.	879,698	5,770,819
Quanterix Corp.	420,856	2,798,692
Tempus AI, Inc.	72,948	4,635,116
		28,626,640
Pharmaceuticals(b)—4.8%
Amylyx Pharmaceuticals, Inc.	220,219	1,411,604
Axsome Therapeutics, Inc.(d)	35,052	3,659,078
Edgewise Therapeutics, Inc.	153,049	2,006,472
EyePoint Pharmaceuticals, Inc.	355,992	3,349,885
Fulcrum Therapeutics, Inc.	58,696	403,829
Fusion Pharmaceuticals, Inc. CVR(a),(c),(e)	3,256	4,493
LENZ Therapeutics, Inc.	21,665	635,001
Oculis Holding AG(e)	170,667	3,312,647
Spectrum Pharmaceuticals, Inc. CVR(a),(c)	34,880	0
Structure Therapeutics, Inc., ADR	124,095	2,573,730
Tarsus Pharmaceuticals, Inc.	61,597	2,495,295
Tetraphase Pharmaceuticals, Inc. CVR(a),(c)	14,218	284
		19,852,318
Total Common Stocks		360,008,990
Warrants(b)—0.4%
Biotechnology—0.4%
Immunic, Inc.	6,935,478	1,612,503
Pharmaceuticals(a),(c)—0.0%
HiberCell, Inc.(expiration date 09/15/28, exercise price $0.46)	719,652	1
HiberCell, Inc.(expiration date 09/13/34, exercise price $0.08)	2,582,362	3
		4
Total Warrants		1,612,507
	Shares or Principal Amount	Value
Short-Term Investment—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(f)	4,326,402	$ 4,326,402
Total Short-Term Investment		4,326,402
Total Investments Before Milestone Interests—97.7% (Cost $402,692,015)		400,672,202
	Interests	Value
Milestone Interests(a),(b),(c)—3.2%
Biotechnology—0.4%
Amphivena Milestone Interest	1	$ 0
Invetx, Inc. Milestone Interest	1	1,421,281
		1,421,281
Pharmaceuticals—2.8%
Afferent Milestone Interest	1	0
Amolyt Milestone Interest	1	573,231
Ethismos Research Milestone Interest	1	0
Neurovance Milestone Interest	1	10,964,004
		11,537,235
Total Milestone Interests		12,958,516
Total Investments (Cost $406,212,442)—100.9%		413,630,718
Liabilities in Excess of Other Assets (0.9%)		(3,503,784)
Net Assets—100.0%		$410,126,934

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	A portion of security is pledged as collateral for call options written.
(e)	Foreign security.
(f)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of June 30, 2025.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2025
abrdn Life Sciences Investors

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—0.0%
Call Options Written—0.0%
Adaptive Biotechnologies Corp. Jul25 12.5 Call	328	(410,000)	(10,824)
Akero Therapeutics, Inc. Jul25 62.5 Call	99	(618,750)	(11,781)
Alkermes PLC Jul25 29 Call	142	(411,800)	(11,360)
Alnylam Pharmaceuticals, Inc. Jul25 330 Call	19	(627,000)	(14,250)
Argenx SE Jul25 570 Call	11	(627,000)	(6,930)
Arrowhead Pharmaceuticals, Inc. Jul25 17 Call	242	(411,400)	(6,050)
Ascendis Pharma AS Jul25 180 Call	23	(414,000)	(5,980)
Axsome Therapeutics, Inc. Jul25 110 Call	37	(407,000)	(4,070)
BioNTech SE Jul25 115 Call	53	(609,500)	(5,035)
Cytokinetics, Inc. Jul25 35 Call	116	(406,000)	(9,280)
Neurocrine Biosciences, Inc. Jul25 130 Call	32	(416,000)	(4,800)
Sarepta Therapeutics, Inc. Jul25 25 Call	407	(1,017,500)	(6,105)
Total Call Options Written (Premiums received $(144,422))			(96,465)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated Aberdeen as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable and the Fund's investments in securities of early and/or later stage financing of a privately held companies ("Venture Capital Securities").
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as
4

Notes to Portfolio of Investments  (concluded)
June 30, 2025 (unaudited)

determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
5